LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Summary of equity securities without readily determinable fair value

The Group had the following equity securities without readily determinable fair value:

	As of December 31,
	2022	2023
	US$	US$
TradeUP Acquisition Corp.(“UPTDU”) (a)	314,700	—
Fortune Rise Acquisition Corporation (“FRLAU”) (b)	200,237	200,237
Shenzhen Guru Club Information Technology Group Co., LTD. (“Guru”) (c)	1,449,864	1,408,472
Shanghai Realize Investment Consulting Co., Ltd. (“Realize”) (d)	869,918	845,082
Shanghai Yisong Consulting Management Co., LTD (“Yisong”) (e)	376,965	366,202
Feutune Light Acquisition Corporation (“FLFVU”) (f)	200,000	200,000
Mainnet Group Holdings (“Mainnet”) (g)	—	500,000
Total	3,411,684	3,519,993

(a)
UPTDU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In February and July 2021, the Group respectively acquired 230,000 founder shares (8,500 of which was forfeited in September 2021) and 44,040 private shares issued by UPTDU for a total purchase consideration of US$445,400. At the end of 2022, the shares owned by the Group took up 2.32% equity interests of UPTDU with no significant impacts. On September 29, 2023, UPTDU completed the business combination with Estrella Biopharma, Inc., a Delaware corporation. After the business combination, the founder shares and private shares the Group held were converted into listed common shares, considering the Group does not control nor has ability to exercise significant influence over the operating and financial policies of the investee, as such the Group recognized the investment as financial instruments held, at fair value.
(b)
FRLAU is a NASDAQ listed blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In November 2021, the Group acquired 122,000 founder shares, 20,000 private shares and 60,000 representative shares issued by FRLAU for a total purchase consideration of US$201,248. After the sale of 98,800 founder shares in December 2022, the Group held 0.8% equity interests of FRLAU with no significant impacts. The founder shares, private shares and representative shares are each subject to transfer restrictions pursuant to lock-up provisions. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023.
(c)
In October 2017, the Group acquired 1.0% equity interests of Guru with no significant impacts, formerly known as Tibet Gelonghui Information Technology Co., LTD., for a purchase consideration of US$1,536,972 (RMB10,000,000). Guru is principally engaged in information technology development, technical consultation and technical services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
(d)
In August 2021, the Group acquired 1.5% equity interests of Realize for a purchase consideration of US$926,183 (RMB6,000,000). Realize is principally engaged in ESOP advisory and management services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
(e)
In April 2021, the Group acquired 5% equity interests of Yisong for a purchase consideration of US$400,962 (RMB2,600,000). Yisong is principally engaged in consulting and financial advisory services. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023. The change of balance was foreign exchange difference.
6.
LONG‑TERM INVESTMENTS (Continued)

Equity securities without readily determinable fair value (Continued)

(f)
FLFVU is a NASDAQ listed blank check company formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. In June 2022, the Group acquired 20,000 private shares and 60,000 representative shares issued by FLFVU for a total purchase consideration of US$200,000, which accounted for 0.63% equity interests of FLFVU with no significant impacts. The representative shares are identical to the public shares except that the representative has agreed not to transfer, assign or sell any such representative shares until the completion of initial business combination. No observable price change has been identified and no fair value change was recorded for the years ended December 31, 2022 and 2023.
(g)
In September 2023, the Group acquired 2.0% equity interests of Mainnet for a purchase consideration of US$500,000. Mainnet has formed multiple lines of businesses including wealth management, fund management, a global open platform, and FinTech arm, providing high-net-worth customers with all-rounded financial services. No observable price change has been identified and no fair value change was recorded for the year ended December 31, 2023.

Summary of available for sale investments

The Group had the following available‑for‑sale securities:

	As of December 31,
	2022	2023
	US$	US$
Alphalion Technology Holding Limited (“Alphalion”) (h)	4,516,815	4,066,490
Total	4,516,815	4,066,490

(h)
In February 2019, the Group entered into a series of agreements to covert its short-term interest-free loans to Alphalion Technology Holding Limited and its affiliates amounted at US$3,060,113 into 25% equity interest of Alphalion (Note 16). Alphalion is principally engaged in IT services, including software maintenance, application service and data processing. The investment was classified as available-for-sale securities with no contractual maturity date as the Group determined that the preferred shares were debt securities due to the redemption option available to investors and measured the investment subsequently at fair value. US$1,899,605 gains, US$502,903 and US$450,325 losses of fair value were recorded for the years ended December 31, 2021, 2022 and 2023, respectively. Nil allowance for credit losses was recorded for the years ended December 31, 2021, 2022 and 2023.